UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.00

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5785
Colonial Investment Grade Municipal Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	11/30/05

Date of reporting period:	02/28/05

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

February 28, 2005 (Unaudited)	Colonial Investment Grade Municipal Trust

		Par ($)	Value ($)*
Municipal Bonds – 140.5%

EDUCATION – 11.0%

Education – 8.2%

AL University South Alabama
	Series 1999,
	Insured: AMBAC

	(a) 11/15/18	2,500,000	1,359,825

FL Broward County Educational Facilities Authority
	Nova Southeastern University,
	Series 2004 B,

	5.500% 04/01/24	155,000	162,214

IL Chicago State University Auxiliary Facilities
	Series 1998,
	Insured: MBIA

	5.500% 12/01/23	1,085,000	1,259,045

MA Development Finance Agency
	Western New England College,
	Series 2002,

	6.125% 12/01/32	315,000	331,638

MN University of Minnesota
	Series 1996 A,

	5.750% 07/01/14	500,000	577,315
	Series 1999 A,

	5.500% 07/01/21	2,000,000	2,323,160

NY St. Lawrence County Industrial Development Agency
	St. Lawrence University,
	Series 1998 A,
	Insured: MBIA

	5.500% 07/01/13	1,465,000	1,609,551

PA Higher Education Facilities Authority Revenue
	Philadelphia University,
	Series 2004 A,

	5.125% 06/01/25	500,000	492,220
TX Texas Tech University
	Series 1999,
	Insured: AMBAC

	5.000% 02/15/29	2,500,000	2,556,325

		Education Total	10,671,293
Prep School – 1.6%

MA Industrial Finance Agency
	Tabor Academy,
	Series 1998,

	5.400% 12/01/28	1,000,000	1,032,230
MO Health & Educational Facilities Authority
	Central Institute for the Deaf,
	Series 1999,
	Insured: RAD

		Par ($)	Value ($)
Municipal Bonds – (continued)

EDUCATION – (continued)

Prep School – (continued)

	5.850% 01/01/22	600,000	654,174

NH Business Finance Authority
	Proctor Academy,
	Series 1998 A,

	5.400% 06/01/17	390,000	405,218

		Prep School Total	2,091,622

Student Loan – 1.2%

NE Nebhelp, Inc.
	Series 1993 A-6, AMT,
	Insured: MBIA

	6.450% 06/01/18	1,500,000	1,573,845

		Student Loan Total	1,573,845

		EDUCATION TOTAL	14,336,760
HEALTH CARE – 24.5%

Continuing Care Retirement – 5.1%

CA La Verne Cerificate of Participation
	Brethren Hillcrest Home,
	Series 2003 B,

	6.625% 02/15/25	350,000	382,063

CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,

	5.750% 12/01/23	250,000	261,720

FL Capital Projects Finance Authority
	Glenridge on Palmer Ranch,
	Series 2002 A,

	8.000% 06/01/32	500,000	530,880

GA Fulton County
	Canterbury Court Project,
	Series 2004 A,

	6.125% 02/15/34	250,000	250,938

HI Department of Budget & Finance
	Kahala Nui Project,
	Series 2003 A:

	7.875% 11/15/23	250,000	277,250

	8.000% 11/15/33	250,000	276,647

IL Health Facilities Authority
	Lutheran Senior Ministries,
	Series 2001,

	7.375% 08/15/31	250,000	265,390
	Washington & Jane Smith Community,
	Series 2003 A,

	7.000% 11/15/32	250,000	256,243

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Continuing Care Retirement – (continued)

MD Westminster Economic Development Authority
	Carroll Lutheran Village, Inc.,
	Series 2004 A,

	5.875% 05/01/21	500,000	514,965

MO Cole County Industrial Development Authority
	Heisinger Projects,
	Series 2004,

	5.500% 02/01/35	500,000	519,075

NJ Economic Development Authority
	Winchester Gardens,
	Series 2004 A:

	5.750% 11/01/24	350,000	364,514

	5.800% 11/01/31	250,000	258,123

PA Chartiers Valley Industrial & Commercial Development Authority
	Friendship Village/South,
	Series 2003 A,

	5.250% 08/15/13	500,000	508,890

PA Delaware County Authority
	Dunwoody Village,
	Series 2003 A,

	5.375% 04/01/17	250,000	266,432

PA Montgomery County Industrial Development Authority
	Whitemarsh Care Project,
	Series 2005,

	6.250% 02/01/35	300,000	303,207

TN Johnson City Health & Educational Facilities Board
	Appalachian Christian Village Project,
	Series 2004 A,

	6.250% 02/15/32	250,000	252,145

TN Shelby County Health, Educational & Housing Facilities Board
	Germantown Village,
	Series 2003 A,

	7.250% 12/01/34	150,000	156,815

TX Abilene Health Facilities Development Corp.
	Sears Methodist Retirement Obligated Group,
	Series 2003 A,

	7.000% 11/15/33	500,000	526,030

WI Health & Educational Facilities Authority
	Eastcastle Place, Inc., Project,
	Series 2004,

	6.125% 12/01/34	150,000	149,505
	Three Pillars Senior Communities,
	Series 2003,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Continuing Care Retirement – (continued)

	5.600% 08/15/23	300,000	306,684

		Continuing Care Retirement Total	6,627,516
Health Services – 0.4%

CO Health Facilities Authority
	National Jewish Medical & Research Center,
	Series 1998 B,

	5.375% 01/01/29	250,000	243,108

MA Health & Educational Facilities Authority
	Civic Investments, Inc.,
	Series 2002 A,

	9.000% 12/15/15	250,000	286,595

		Health Services Total	529,703

Hospitals – 15.5%

CA Health Facilities Financing Authority
	Catholic Healthcare West
	Series 2004 I,

	4.950% 07/01/26	200,000	209,904
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2004,

	5.625% 07/01/29	1,000,000	1,051,070

CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2004 I,

	3.450% 04/01/35	250,000	245,338

CA Turlock Health Facilities Financing Authority
	Certificates of Participation, Emanuel Medical Center, Inc.,
	Series 2004,

	5.375% 10/15/34	500,000	512,280

CO Health Facilities Authority
	Parkview Medical Center,
	Series 2004,

	5.000% 09/01/25	250,000	251,825
	Vail Valley Medical Center Project,
	Series 2004,
	5.000% 01/15/20	250,000	255,465

DE Health Facilities Authority
	Beebe Medical Center,
	Series 2004 A,

	5.000% 06/01/16	500,000	517,425

FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System:
	Series 1996 C,
	Insured: MBIA

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)
	6.250% 10/01/13	720,000	849,398
	Series 1999,

	6.000% 10/01/26	175,000	184,982
	Series 2002,

	5.750% 12/01/32	150,000	159,737

FL South Broward Hospital District
	Series 2002,
	5.625% 05/01/32	1,000,000	1,075,530

GA Coffee County Hospital Authority
	Coffee Regional Medical Center, Inc.,
	Series 2004,

	5.000% 12/01/26	350,000	351,242

IL Southwestern Development Authority
	Anderson Hospital,
	Series 1999,

	5.375% 08/15/15	380,000	396,781

IL State Development Finance Authority
	Adventist Health System,
	Series 1999,

	5.500% 11/15/20	900,000	947,466

IN Health Facilities Financing Authority
	Community Foundation, Northwest Indiana, Inc.,
	Series 2004 A,

	6.000% 03/01/34	150,000	154,124

KS University Hospital Authority
	Kansas University Health System,
	Series 2002,

	5.625% 09/01/32	500,000	517,560

LA Public Facilities Authority
	Touro Infirmary,
	Series 1999 A,

	5.625% 08/15/29	500,000	509,840

MA Health & Educational Facilities Authority
	Milford-Whitinsville Regional,
	Series 1998 C,

	5.750% 07/15/13	500,000	522,715
	South Shore Hospital,
	Series 1999 F,

	5.750% 07/01/29	1,000,000	1,037,540
MD Health & Higher Educational Facilities Authority
	Adventist Healthcare,
	Series 2003 A:

	5.750% 01/01/25	250,000	263,065

	5.000% 01/01/16	250,000	257,182
MD Health & Educational Facilities Authority
	Lifebridge Health,
	Series 2004 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)
	5.125% 07/01/34	500,000	513,830
	University of Maryland Medical System,
	Series 2000,

	6.750% 07/01/30	250,000	280,927

MI Hospital Finance Authority
	Oakwood Obligated Group,
	Series 2003,

	5.500% 11/01/18	400,000	430,284

MN St. Paul Housing & Redevelopment Authority
	HealthEast, Inc.,
	Series 1993 B,

	6.625% 11/01/17	230,000	231,709

	Series 2001 A,

	5.700% 11/01/15	250,000	249,860

NH Higher Educational & Health Facilities Authority
	Catholic Medical Center,
	Series 2002,

	6.125% 07/01/32	500,000	520,600

NJ Health Care Facilities Financing Authority
	Capital Health Systems, Inc.,
	Series 2003 A,

	5.750% 07/01/23	350,000	374,720

NV Henderson Healthcare Facility
	Catholic Healthcare West:
	Series 1998,

	5.375% 07/01/26	250,000	253,978
	Series 1999 A,

	6.750% 07/01/20	500,000	548,680

NY Dormitory Authority
	North Shore - Long Island Jewish Medical Center,
	Series 2003,

	5.500% 05/01/33	100,000	105,580

OH Lakewood
	Lakewood Hospital Association,
	Series 2003,

	5.500% 02/15/14	385,000	413,856

RI Health & Educational Building Corp.
	Lifespan Obligated Group,

	6.375% 08/15/21	500,000	554,190
SC Jobs Economic Development Authority
	Bon Secours Health Systems, Inc.,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HEALTH CARE – (continued)

Hospitals – (continued)
	Series 2002 A,

	5.500% 11/15/23	500,000	519,070
SC Lexington County Health Services District
	Series 2003,

	5.500% 11/01/23	500,000	527,175

SD Health & Educational Facilities Authority
	Sioux Valley Hospital & Health System,
	Series 2004 A,

	5.250% 11/01/34	250,000	256,505

TN Metropolitan Government, Nashville & Davidson Counties
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC

	6.000% 12/01/16	1,575,000	1,853,476

TX Comal County Health Facilities Development Authority
	McKenna Memorial,
	Series 2002 A,

	6.250% 02/01/32	500,000	519,215

VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,

	5.250% 09/01/19	1,000,000	1,092,690

WI Health & Educational Facilities Authority
	Aurora Health Care, Inc.,
	Series 2003,

	6.400% 04/15/33	175,000	192,689
	Fort Healthcare, Inc.,

	5.375% 05/01/18	385,000	395,549

		Hospitals Total	20,105,052

Intermediate Care Facilities – 0.5%

IL Health Facilities Financing Authority
	Hoosier Care, Inc.,
	Series 1999 A,

	7.125% 06/01/34	460,000	395,237
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.000% 01/01/24	250,000	240,537

		Intermediate Care Facilities Total	635,774
Nursing Homes – 3.0%
AK Juneau
	St. Ann’s Care Center,
	Series 1999,

	6.875% 12/01/25	500,000	506,885

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HEALTH CARE - (continued)

Nursing Homes - (continued)

CO Health Facilities Authority
	Pioneer Health Care,
	Series 1989,

	10.500% 05/01/19	1,540,000	1,247,400

DE Economic Development Authority
	Churchmans Village Project,
	Series 1991 A,

	10.000% 03/01/21	885,000	894,186

PA Chester County Industrial Development Authority
	RHA/Pennsylvania Nursing Home,
	Series 2002,

	8.500% 05/01/32	755,000	741,183

PA Delaware County Authority
	Main Line & Haverford Nursing,
	Series 1992,

	9.000% 08/01/22(b)	565,000	497,200

WI Health & Educational Facilities Authority
	Metro Health Foundation, Inc.,
	Series 1993,

	11.000% 11/01/22(b)	1,031,563	34,042

		Nursing Homes Total	3,920,896

		HEALTH CARE TOTAL	31,818,941
HOUSING – 6.4%

Assisted Living/Senior – 1.1%

NC Medical Care Community Health Care Facilities
	DePaul Community Facilities,
	Series 1998,

	6.125% 01/01/28	500,000	456,070

NY Suffolk County Industrial Development Agency
	Gurwin Jewish Phase II,
	Series 2004,

	6.700% 05/01/39	500,000	515,770

TX Bell County Health Facilities Development Corp.
	Care Institute, Inc.,
	Series 1994,

	9.000% 11/01/24	460,000	430,399

		Assisted Living/Senior Total	1,402,239
Multi-Family – 5.2%

AZ Maricopa County Industrial Development Authority
	National Volunteer,
	Series 1998 A,
	Insured: FSA

	5.100% 01/01/33	2,500,000	2,547,550

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HOUSING – (continued)

Multi-Family – (continued)

DC Housing Finance Agency
	Henson Ridge,
	Series 2004 E, AMT,
	Insured: FHA

	5.100% 06/01/37	500,000	492,640
FL Broward County Housing Finance Authority
	Chaves Lake Apartment Project,
	Series 2000, AMT,

	7.500% 07/01/40	500,000	500,895
FL Clay County Housing Finance Authority
	Madison Commons Apartments,
	Series 2000 A, AMT,

	7.450% 07/01/40	250,000	251,220

MN White Bear Lake
	Birch Lake Townhome Project:
	Series 1989 B, AMT,

	(a) 07/15/19	668,000	307,240
	Series1989 A, AMT,

	10.250% 07/15/19	775,000	777,929
NC Medical Care Community
	ARC Projects,
	Series 2004 A,

	5.800% 10/01/34	305,000	307,574

NJ Middlesex County Improvement Authority
	Street Student Housing Project,
	Series 2004 A,

	5.000% 08/15/18	300,000	311,451

Resolution Trust Corp.
	Pass-Through Certificates,
	Series 1993 A,

	8.500% 12/01/16	227,741	223,122

WA Tacoma Housing Authority
	Redwood
	Series 2005, AMT,
	Insured: GNMA

	5.050% 11/20/37(c)	1,040,000	1,034,800

		Multi-Family Total	6,754,421

Single Family – 0.1%

CO Housing Finance Authority
	Series 2000 B-2, AMT,

	7.250% 10/01/31	110,000	112,163
IL Chicago
	Series 2000 A, AMT,
	Guarantor: FNMA

		Par ($)	Value ($)*
Municipal Bonds – (continued)

HOUSING – (continued)

Single Family – (continued)

	7.150% 09/01/31	55,000	55,969

		Single Family Total	168,132

		HOUSING TOTAL	8,324,792
INDUSTRIALS – 3.1%

Food Products – 1.0%

MI Strategic Fund
	Michigan Sugar Co.,
	Carrollton Project,
	Series 1998 C, AMT,

	6.550% 11/01/25	250,000	236,630

NE Washington County Waste Water Facilities Authority
	Cargill, Inc.,
	Series 2002, AMT,

	5.900% 11/01/27	1,000,000	1,092,010

		Food Products Total	1,328,640

Forest Products & Paper – 1.1%
AL Camden Industrial Development Board
	Weyerhaeuser Co.,
	Series 2003 B, AMT,

	6.375% 12/01/24	275,000	298,581

AR Camden Environmental Improvement Project
	International Paper Co.,
	Series 2004 A, AMT,

	5.000% 11/01/18	500,000	504,355

FL Escambia County Environmental Improvement Authority
	International Paper Co.,
	Series 2003 A, AMT,

	5.750% 11/01/27	250,000	260,190

MS Lowndes County Solid Waste Disposal & Waste Control Revenue
	Weyerhaeuser Co., Project,
	Series 1992 B,

	6.700% 04/01/22	325,000	389,435

		Forest Products & Paper Total	1,452,561

Manufacturing – 0.2%

MO State Development Finance Board
	Procter & Gamble Co.,
	Series 1999, AMT,

	5.200% 03/15/29	250,000	269,395

		Manufacturing Total	269,395

Oil & Gas – 0.8%

NJ Middlesex County Pollution Control Authority
	Amerada Hess Corp.,
	Series 2004,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

INDUSTRIALS – (continued)

Oil & Gas – (continued)

	6.050% 09/15/34	175,000	185,358

NV Clark County Industrial Development Authority
	Southwest Gas Corp.,
	Series 2003 E, AMT,

	5.800% 03/01/38	250,000	268,695

TX Gulf Coast Industrial Development Authority
	Citgo Petroleum,
	Series 1998, AMT,

	8.000% 04/01/28	250,000	282,620

VI Public Finance Authority
	Hovensa Refinery,
	Series 2003, AMT,

	6.125% 07/01/22	200,000	214,722

		Oil & Gas Total	951,395

		INDUSTRIALS TOTAL	4,001,991

OTHER – 7.3%

Other – 0.5%

NY Convention Center Operating Corp.
	Yale Building Project,
	Series 2003,

	(a) 06/01/08	700,000	602,826
		Other Total	602,826

Pool/Bond Bank – 1.0%

KS Development Finance Authority
	Water Pollution Control,
	5.500% 11/01/17	1,125,000	1,303,594
		Pool/Bond Bank Total	1,303,594

Refunded/Escrowed (d) – 4.3%

FL Orange County Health Facilities Authority
	Orlando Regional Healthcare System,
	Pre-refunded Escrowed to Maturity, Series 1996 C,
	Insured: MBIA

	6.250% 10/01/13	1,740,000	2,086,626

IL Health Facilities Authority
	Swedish American Hospital,
	Pre-refunded 05/15/2011, Series 2000,

	6.875% 11/15/30	500,000	592,225

NC Lincoln County
	Lincoln County Hospital,
	Pre-refunded Escrowed to Maturity, Series 1991,

	9.000% 05/01/07	65,000	69,485

NC Municipal Power Agency
	Catawba No. 1,
	Pre-refunded Escrowed to Maturity, Series 1986,

	5.000% 01/01/20	1,670,000	1,849,007

NY New York City
	Series 1997 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

OTHER – (continued)

Refunded/Escrowed (d) – (continued)

	7.000% 08/01/07	80,000	86,216
TN Shelby County, Health, Education & Housing Facilities Board
	Open Arms Development Center:
	Pre-refunded 08/01/2012, Series 1992 A,

	9.750% 08/01/19	405,000	480,350
	Pre-refunded 08/01/2012, Series 1992 C,

	9.750% 08/01/19	405,000	480,350

		Refunded/Escrowed Total	5,644,259

Tobacco – 1.5%

CA Golden State Tobacco Securitization Authority
	Series 2003 A-1,

	6.250% 06/01/33	750,000	764,235
	Series 2003 B,

	5.500% 06/01/43	500,000	533,780

SC Tobacco Settlement Revenue Management Authority
	Series 2001 B,

	6.375% 05/15/28	400,000	408,164
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,

	6.375% 06/01/32	250,000	254,247

		Tobacco Total	1,960,426

		OTHER TOTAL	9,511,105

OTHER REVENUE – 2.1%

Hotels – 0.1%

MA Boston Industrial Development Finance Authority
	Crosstown Center Project,
	Series 2002, AMT,

	6.500% 09/01/35	100,000	97,673

		Hotels Total	97,673

Recreation – 1.6%

CA Cabazon Band Mission Indian
	Series 2004:

	8.375% 10/01/15(e)	110,000	110,863

	8.750% 10/01/19(e)	390,000	393,799

DC District of Columbia
	Smithsonian Institution,
	Series 1997,

	5.000% 02/01/28	1,000,000	1,018,130

FL Capital Trust Agency
	Seminole Tribe Convention Center,
	Series 2002 A,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

OTHER REVENUE – (continued)

Recreation – (continued)
	10.000% 10/01/33(e)	500,000	569,845
		Recreation Total	2,092,637
Retail – 0.4%
MN International Falls
	Office Max Corp.,
	Series 1999, AMT,

	6.850% 12/01/29	500,000	541,930

		Retail Total	541,930

		OTHER REVENUE TOTAL	2,732,240

RESOURCE RECOVERY – 3.0%

Disposal – 1.2%

IL Development Finance Authority
	Waste Management, Inc.,
	Series 1997, AMT,

	5.050% 01/01/10	500,000	522,875
MA Industrial Finance Agency
	Peabody Monofill Associates, Inc.,
	Series 1995,

	9.000% 09/01/05	45,000	45,545

MI State Strategic Fund
	Waste Management,
	Series 1995, AMT,

	5.200% 04/01/10	500,000	526,550

OH State Solid Waste
	Republic Services, AMT,

	4.250% 04/01/33	500,000	491,105

		Disposal Total	1,586,075

Resource Recovery – 1.8%

MA Industrial Finance Agency
	Ogden Haverhill Project,
	Series 1998 A, AMT,

	5.450% 12/01/12	1,250,000	1,267,075

PA Delaware County Industrial Development Authority
	BFI,
	Series 1997 A,
	6.100% 07/01/13	1,000,000	1,045,290

		Resource Recovery Total	2,312,365

		RESOURCE RECOVERY TOTAL	3,898,440

TAX-BACKED – 53.8%

Local Appropriated – 4.4%

CA Compton Certificates of Participation

	Civic Center & Capital Improvements,
	Series 1997 A,

	5.500% 09/01/15	500,000	523,440
CA Los Angeles County
	Series 1999 A,
	Insured: AMBAC

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local Appropriated – (continued)

	(a) 08/01/21	2,135,000	956,309
MN Andover Economic Development Authority
	Andover Community Center,

	5.000% 02/01/19	600,000	620,940

MN Hibbing Economic Development Authority
	Series 1997,

	6.400% 02/01/12	335,000	342,387

MO Industrial Development Finance Authority
	St. Louis Convention Center,
	Series 2000,
	Insured: AMBAC

	(a) 07/15/18	300,000	163,671

SC Berkeley County School District
	Series 2003,

	5.000% 12/01/28	500,000	507,405

SC Dorchester County School District No. 2
	Series 2004,

	5.250% 12/01/29	250,000	259,653

SC Lancaster Educational Assistance Program
	Lancaster County School District,

	Series 2004,

	5.000% 12/01/26	550,000	555,461
TX Houston Independent School District
	Series 1999 A,
	Insured: AMBAC

	(a) 09/15/13	2,500,000	1,767,650

		Local Appropriated Total	5,696,916
Local General Obligations – 19.8%

AK North Slope Borough
	Series 2001 A,
	Insured: MBIA

	(a) 06/30/12	2,000,000	1,507,420

CA Las Virgenes Unified School District
	Series 2001 C,
	Insured: FGIC

	(a) 11/01/22	1,210,000	513,379

CA Modesto High School District
	Stanislaus County,
	Series 2002 A,
	Insured: FGIC

	(a) 08/01/19	1,350,000	693,643
CA Pomona Unified School District
	Series 2000 A,
	Insured: MBIA

		Par ($)	Value ($)
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
	6.450% 08/01/22	1,000,000	1,274,300
CA Vallejo City Unified School District
	Series 2002 A,
	Insured: MBIA

	5.900% 08/01/25	2,000,000	2,384,180

CA West Contra Costa Unified School District
	Series 2001 B,
	Insured: MBIA

	6.000% 08/01/24	250,000	306,325

CO Highlands Ranch Metropolitan District
	Series 1996,
	Insured: CGIC

	6.500% 06/15/11	1,375,000	1,615,996

IL Chicago Board of Education
	Series 1998 B-1:
	Insured: FGIC

	(a) 12/01/21	2,000,000	897,360
	Inusred: FGIC

	(a) 12/01/11	1,000,000	776,250

IL Chicago
	Series 1995 A-2,
	Insured: AMBAC

	6.250% 01/01/14	1,480,000	1,754,940
	Series 1999,
	Insured: FGIC

	5.500% 01/01/23	1,000,000	1,155,170
	Series 2001 A,
	Insured: MBIA

	(a) 01/01/15	3,000,000	1,958,550

IL Hoffman Estates Park District
	Debt Certificates,

	5.000% 12/01/16	500,000	529,670

IL St. Clair County Public Building Commission
	Series 1997 B,
	Insured: FGIC

	(a) 12/01/13	2,000,000	1,402,900

IL St. Clair County
	Series 1999,
	Insured: FGIC

	(a) 10/01/16	2,000,000	1,198,340

IL Will County School District No. 17
	Series 2001,
	Insured: AMBAC

	8.500% 12/01/15	1,400,000	1,968,428

MI Garden City School District
	Series 2001,
	Insured: QSBLF

	5.500% 05/01/16	325,000	360,990

MI St. John’s Public School
	Series 1998,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Local General Obligations – (continued)
	Insured: FGIC

	5.100% 05/01/25	1,000,000	1,104,260

NY New York City
	Series 2003 J,

	5.500% 06/01/18	500,000	548,430

OH Kenston Local School District
	Series 2003,
	Insured: MBIA

	5.000% 12/01/23	1,000,000	1,057,600

TX Brenham
	Series 2001,
	Insured: FSA

	5.375% 08/15/16	1,040,000	1,150,022

TX Dallas County Flood Control District No. 1
	Series 2002,

	7.250% 04/01/32	500,000	518,175

TX La Joya Independent School District
	Series 1998,
	Insured: PSFG

	5.500% 02/15/12	1,000,000	1,070,380

		Local General Obligations Total	25,746,708

Special Non-Property Tax – 6.3%

FL Tampa Sports Authority
	Tampa Bay Arena Project,
	Series 1995,
	Insured: MBIA

	5.750% 10/01/25	1,000,000	1,193,680

NJ Economic Development Authority
	Cigarette Tax,
	Series 2004,

	5.750% 06/15/29	500,000	531,390

NM Dona Ana County
	Series 1998,
	Insured: AMBAC

	5.500% 06/01/15	1,000,000	1,141,690

NY New York City Transitional Finance Authority
	Series 1998 A,

	5.000% 11/15/26	1,960,000	2,037,400

NY State Local Government Assistance Corp.
	Series 1993 E,
	5.000% 04/01/21	3,000,000	3,267,540

		Special Non-Property Tax Total	8,171,700

Special Property Tax – 3.1%

CA Huntington Beach Community Facilities District

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

Special Property Tax – (continued)
	Grand Coast Resort,
	Series 2001,

	6.450% 09/01/31	300,000	313,341

CA Lincoln Community Facilities District No. 2003-1
	Series 2004,

	5.550% 09/01/18	500,000	501,575

CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,

	5.375% 06/01/33	500,000	503,765

FL Celebration Community Development District
	Series 2003 A,

	6.400% 05/01/34	250,000	261,870

FL Double Branch Community Development District
	Series 2002 A,

	6.700% 05/01/34	335,000	362,430

FL Seven Oaks Community Development District
	Series 2004 B,

	5.000% 05/01/09	250,000	249,917

	Series 2004 A,
	5.875% 05/01/35	500,000	503,865

IL Chicago Tax Increment
	Pilsen Redevelopment,
	Series 2004 B,

	6.750% 06/01/22	610,000	632,442

IL Lincolnshire Special Services No. 1
	Sedgebrook Project,
	Series 2004,

	6.250% 03/01/34	225,000	235,931

MO Riverside Tax Increment
	L-385 Levee Project
	Series 2004,

	5.250% 05/01/20	500,000	511,440

		Special Property Tax Total	4,076,576

State Appropriated – 12.4%

IN State Office Building Commission

	Women’s Prison,
	Series 1995 B,
	Insured: AMBAC

	6.250% 07/01/16	2,820,000	3,370,605

KY State Property & Buildings Commission
	Project No. 73,

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

State Appropriated – (continued)
	Series 2001,

	5.500% 11/01/14	455,000	510,542
NY Dormitory Authority
	City University, Series 1993 A,

	5.750% 07/01/18	5,000,000	5,764,550
	Mental Health Services,
	Series 1998 C,

	5.000% 02/15/11	1,485,000	1,572,808
	State University,
	Series 2000 C,
	Insured: FSA

	5.750% 05/15/17	1,000,000	1,180,470

NY Urban Development Corp.
	5.600% 04/01/15	1,000,000	1,126,350

UT Building Ownership Authority
	Facilities Master Lease,
	Series 1998 C,

	Insured: FSA
	5.500% 05/15/19	1,750,000	2,017,960
WV Building Commission
	Series 1998 A,

	Insured: AMBAC
	5.375% 07/01/18	500,000	563,885
		State Appropriated Total	16,107,170

State General Obligations — 7.8%
CA State
	Series 1995,

	5.750% 03/01/19	70,000	71,571

DC District of Columbia
	Series 1999 A,
	Insured: FSA

	5.375% 06/01/18	890,000	969,388
MA State
	Series 1998 C,
	5.250% 08/01/17	1,000,000	1,117,260
NJ State
	Series 2001,
	Insured: MBIA

	5.250% 07/01/16	2,000,000	2,253,280
PR Commonwealth of Puerto Rico
	Aqueduct & Sewer Authority,
	Series 1995:
	Insured: MBIA

	6.250% 07/01/13	750,000	896,850

	6.250% 07/01/12	1,000,000	1,182,310
	Series 2001,
	Insured: FSA

		Par ($)	Value ($)*
Municipal Bonds – (continued)

TAX-BACKED – (continued)

State General Obligations – (continued)
	5.500% 07/01/17	1,000,000	1,162,970
	Series 2004 A,

	5.000% 07/01/30	300,000	319,890

TX State
	Series 1999 ABC,

	5.500% 08/01/35	2,000,000	2,149,860

		State General Obligations Total	10,123,379

		TAX-BACKED TOTAL	69,922,449

TRANSPORTATION – 10.4%

Air Transportation – 2.8%

IL Chicago O’Hare International Airport
	United Air Lines, Inc.,
	Series 2000 A, AMT,

	6.750% 11/01/11(b)	800,000	285,848

IN Indianapolis Airport Authority
	Fed Ex Corp.,
	Series 2004, AMT,

	5.100% 01/15/17	250,000	263,675

KY Kenton County Airport Board
	Delta Air Lines, Inc.,
	Series1992 A, AMT,

	7.500% 02/01/12	250,000	234,375

MN Minneapolis & St. Paul Metropolitan Airport Commission
	Northwest Airlines, Inc.,
	Series 2001 A, AMT,

	7.000% 04/01/25	350,000	323,250

NC Charlotte Douglas International Airport
	US Airways, Inc.:
	Series 1998, AMT,

	5.600% 07/01/27(f)	500,000	297,990
	Series 2000, AMT,

	7.750% 02/01/28(f)	500,000	351,630

NJ Economic Development Authority
	Continental Airlines, Inc.,
	Series 1999, AMT,

	6.250% 09/15/19	500,000	416,435

NY Port Authority of New York & New Jersey
	JFK International Air Terminal,
	Series 1997, AMT,
	Insured: MBIA

	6.250% 12/01/08	1,000,000	1,102,660

TX Houston Industrial Development Authority
	Air Cargo, Perot Development,
	Series 2002, AMT,

		Par ($)	Value ($)
Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Air Transportation – (continued)
	6.000% 03/01/23	390,018	403,668

		Air Transportation Total	3,679,531

Airports – 0.9%

MA Port Authority
	Series 1999, IFRN,
	Insured: FGIC

	9.874% 07/01/29(g)	1,000,000	1,188,050

		Airports Total	1,188,050

Toll Facilities – 4.3%

CA Foothill/Eastern Transportation Corridor Agency
	Series 1995 A,

	5.000% 01/01/35(h)	1,000,000	924,270

CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: MBIA

	(a) 01/15/15	2,000,000	1,312,220

CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: MBIA

	(a) 09/01/11	2,000,000	1,568,720

CO Northwest Parkway Public Highway Authority
	Series 2001 D,

	7.125% 06/15/41	500,000	541,935

NH Turnpike Systems
	Series 1991 C, IFRN,
	Insured: FGIC

	11.422% 11/01/17(g)	1,000,000	1,169,780

		Toll Facilities Total	5,516,925

Transportation – 2.4%

IL Regional Transportation Authority
	Series 1994 C,
	Insured: FGIC

	7.750% 06/01/20	1,000,000	1,399,650

NV Department of Business & Industry
	Las Vegas Monorail Project,
	Series 2000,

	7.375% 01/01/30	250,000	257,090

	7.375% 01/01/40	250,000	255,870

OH Toledo-Lucas County Port Authority
	CSX Transportation, Inc.,
	Series 1992,

		Par ($)	Value ($)
Municipal Bonds – (continued)

TRANSPORTATION – (continued)

Transportation – (continued)
	6.450% 12/15/21	1,000,000	1,131,790

		Transportation Total	3,044,400

		TRANSPORTATION TOTAL	13,428,906

UTILITIES – 18.9%

Independent Power Producers – 1.4%

MI Midland County Economic Development Corp.
	Series 2000, AMT,

	6.875% 07/23/09	600,000	622,110

NY New York City Industrial Development Agency
	Brooklyn Navy Yard Partners,
	Series 1997, AMT,

	5.650% 10/01/28	200,000	194,908

NY Suffolk County Industrial Development Authority
	Nissequogue Cogeneration Partners Facilities,
	Series 1998,

	5.500% 01/01/23	550,000	536,365

PA Carbon City Industrial Development Authority
	Panther Creek Partners Project,
	Series 2000, AMT,

	6.650% 05/01/10	140,000	151,386

PR Commonwealth of Puerto Rico Industrial, Educational, Medical & Environmental Authority
	AES Project,
	Series 2000, AMT,

	6.625% 06/01/26	320,000	345,882

		Independent Power Producers Total	1,850,651

Investor Owned – 10.8%

AZ Maricopa County Pollution Control
	El Paso Electric Co.,
	Series 2002 A,

	6.250% 05/01/37	500,000	507,355

CA Chula Vista Industrial Development
	San Diego Gas & Electric Co.,
	Series 1996 B, AMT,

	5.500% 12/01/21	625,000	667,719

FL Polk County Industrial Development Authority
	Tampa Electric Co. Project,
	Series 1996, AMT,

	5.850% 12/01/30	500,000	511,620

IN Petersburg
	Indiana Power & Light Co.,
	Series 1993 B,
	Insured: MBIA

	5.400% 08/01/17	2,500,000	2,811,275
MI Strategic Fund

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Investor Owned – (continued)
	Detroit Edison Co.,
	Series 1998 A, AMT,
	Insured: MBIA

	5.550% 09/01/29	3,000,000	3,177,960

MS Business Finance Corp.
	Systems Energy Resources Project,
	Series 1998,

	5.875% 04/01/22	1,000,000	1,004,760

MT Forsyth Pollution Control
	Portland General,
	Series 1998 A,

	5.200% 05/01/33	150,000	158,409

NV Clark County Industrial Development Authority
	Nevada Power Co.:
	Series 1995 B, AMT,

	5.900% 10/01/30	250,000	244,513
	Series 1997 A, AMT,

	5.900% 11/01/32	250,000	244,510

OH Air Quality Development Authority
	Cleveland Electric,
	Series 2002 A,

	6.000% 12/01/13	650,000	689,780
PA Economic Development Financing Authority Exempt Facilities Revenue
	Reliant Energy Seward,
	Series 2001 A, AMT,

	6.750% 12/01/36	200,000	213,648
TX Brazos River Authority Pollution Control Revenue
	TXU Electric Co.,
	Series 2003 C, AMT,

	6.750% 10/01/38	270,000	294,540
TX Brazos River Authority
	TXU Electric Co.:
	Series 1999, AMT,

	7.700% 04/01/33	250,000	295,032
	Series 2001 C, AMT,

	5.750% 05/01/36	100,000	107,687
TX Matagorda County Navigation District No. 1
	Houston Light & Power Co.,
	Series 1997, AMT,
	Insured: AMBAC

	5.125% 11/01/28	2,000,000	2,149,760

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Investor Owned – (continued)

WY Campbell County Pollution Control
	Black Hills Power, Inc.,
	Series 2004,

	5.350% 10/01/24	500,000	509,850

WY Converse County Pollution Control
	Pacificorp,
	Series 1988,

	3.900% 01/01/14	500,000	484,360

		Investor Owned Total	14,072,778

Joint Power Authority – 3.8%

MA Municipal Wholesale Electric Co.
	Power Supply System, Project 6-A,
	Insured: MBIA

	5.250% 07/01/14	1,000,000	1,104,380

NC Eastern Municipal Power Agency
	Series 2003 F,

	5.500% 01/01/16	285,000	306,563

NC Municipal Power Agency
	Catawba Electric No. 1:
	Series 1998 A,
	Insured: MBIA

	5.500% 01/01/15	640,000	722,995
	Series 2003 A,
	Insured: MBIA

	5.250% 01/01/18	2,500,000	2,733,075

		Joint Power Authority Total	4,867,013

Municipal Electric – 1.4%

CA Department of Water Resources
	Power Supply Revenue Bonds,
	Series 2002 A,
	Insured: AMBAC

	5.500% 05/01/14	1,000,000	1,133,910
NC University of North Carolina at Chapel Hill
	Series 1997,
	(a) 08/01/14	1,000,000	685,110

		Municipal Electric Total	1,819,020
Water & Sewer – 1.5%

MS V Lakes Utility District
	Series 1994,
	8.250% 07/15/24	140,000	139,838

WA King County
	Series 1999,
	Insured: FGIC

		Par ($)	Value ($)
Municipal Bonds – (continued)

UTILITIES – (continued)

Water & Sewer – (continued)
	5.250% 01/01/30	1,750,000	1,847,720

		Water & Sewer Total	1,987,558

		TOTAL UTILITIES	24,597,020

	Total Municipal Bonds (cost of $172,572,584)		182,572,644

Municipal Preferred Stocks – 1.2%

HOUSING – 1.2%

Multi-Family – 1.2%

Charter Municipal Mortgage Acceptance Co.
	AMT:

	6.300% 04/30/19(e)	500,000	536,620

	7.600% 11/30/10(e)	500,000	576,020

GMAC Municipal Mortgage
	AMT,

	5.600% 10/31/39(e)	500,000	501,485

		Multi-Family Total	1,614,125

		HOUSING TOTAL	1,614,125

	Total Municipal Preferred Stocks (cost of $1,500,000)		1,614,125

Investment Companies – 0.1%
	Dreyfus Tax-Exempt Cash Management Fund	200,001	200,001

	Total Investment Companies (cost of $200,001)		200,001

Short-Term Obligations – 3.8%

VARIABLE RATE DEMAND NOTES (i) – 3.8%

CA State Department Water Resources
	Power Supply Revenue,
	Series 2002 B-2,
	LOC: BNP Paribas

	1.750% 05/01/22	2,400,000	2,400,000

FL Alachua Health Facilities Authority Continuing Care
	Oak Hammock University,
	Series 2002 A,
	LOC: BNP Paribas

	1.750% 10/01/32	200,000	200,000

FL Collier County Health Facilities Authority Hospital Revenue
	Cleveland Clinic Health,

		Par ($)	Value ($)
Short-Term Obligations – (continued)

VARIABLE RATE DEMAND NOTES (i) – (continued)

	Series 2003 C-1,
	LOC: JPMorgan Chase Bank

	1.740% 01/01/35	100,000	100,000

FL Orange County School Board
	Certificates of Participation,
	Series 2002 B,

	1.780% 08/01/27	300,000	300,000

IA Woodbury County Educational Facilities
	Siouxland Medical Educational Foundation,
	Series 1996,

	1.920% 11/01/16	100,000	100,000

IL Quad Cities Regional Economic Development Authority
	Two Rivers YMCA Project,
	Series 2002,

	1.800% 12/01/31	100,000	100,000

NY New York City Municipal Water Finance Authority
	Water & Sewer Systems,
	Series 1994 G,
	Insured: FGIC

	1.750% 06/15/24	1,700,000	1,700,000

		VARIABLE RATE DEMAND NOTES TOTAL	4,900,000

	Total Short-Term Obligations (cost of $4,900,000)		4,900,000

	Total Investments – 145.6% (cost of $179,172,585)(j)(k)		189,286,770

	Auction Preferred Shares plus cumulative unpaid distributions – (46.2)%		(60,022,539)

	Other Assets & Liabilities, Net – 0.6%		707,837

	Net Assets Applicable to Common Shareholders – 100.0%		129,972,068

Notes to Investment Portfolio:

*              Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

(a)           Zero coupon bond.

(b)           The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants. Income is not being accrued. As of February 28, 2005, the value of these securities amounted to $817,090, which represents 0.6% of net assets.

(c)           Security purchased on a delayed delivery basis.

(d)           The Trust has been informed that the issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principle and interest.

(e)           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, these securities amounted to $2,688,632, which represents 2.1% of net assets.

(f)            The issuer has filed for bankruptcy protection under Chapter 11. Income is being accrued.  As of February 28, 2005, the value of these securities amounted to $649,620, which represents 0.5% of net assets.

(g)           Variable rate security. The interest rate shown reflects the rate as of February 28, 2005.

(h)           A portion of the security with a market value of $887,299 is pledged as collateral for open futures contracts.

(i)            Variable rate demand notes. These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks. The interest rates change periodically and the interest rates shown reflects the rate as of February 28, 2005.

(j)            Cost for federal income tax purposes is $178,856,760.

(k)           Unrealized appreciation and depreciation at February 28, 2005, based on cost of investments         for federal income tax purposes was:

Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation

$15,588,728	$(5,158,718)	$10,430,010

At February 28, 2005, the Trust held the following open short futures contracts:

Type	Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized (Depreciation)

U.S. Treasury Notes	177	$19,624,875	$19,747,425	Mar-2005	$(150,450)
U.S. Treasury Bonds	175	19,791,406	19,546,406	Jun-2005	(245,000)
					$(395,450)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CGIC	Capital Guaranty Insurance Co.
GIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guaranteed
QSBLF	Qualified State Bond Loan Fund
RAD	Radian Asset Assurance, Inc.

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial Investment Grade Municipal Trust

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 27, 2005

By (Signature and Title)	/S/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 27, 2005